Investment Strategy - RS Shares Prospectus	Jan. 26, 2026
GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and domestic and international fixed income securities. The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.
In addition to the general allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes. The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, and equity securities from developed and emerging international markets. The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt. Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.
The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.
The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time. Under normal circumstances, the Fund is expected to allocate between 65% and 100% of its assets to equity securities or investments that provide exposure to equity securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions. Under normal market conditions, the Fund is expected to allocate approximately 99% of its assets to equity securities or investments that provide exposure to equity securities and 1% of its assets to fixed income securities or investments that provide exposure to fixed income securities, including cash equivalents. The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.
The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund is expected to allocate between 65% and 100% of its assets to equity securities or investments that provide exposure to equity securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions. Under normal market conditions, the Fund is expected to allocate approximately 99% of its assets to equity securities or investments that provide exposure to equity securities and 1% of its assets to fixed income securities or investments that provide exposure to fixed income securities, including cash equivalents. The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.
GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and domestic and international fixed income securities. The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.
In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes. The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, and equity securities from developed and emerging international markets. The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt. A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities. The Fund may also allocate a portion of its assets to commodities-related investments.
The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.
Under normal circumstances, the Fund is expected to allocate between 15% and 55% of its assets to equity securities and investments that provide exposure to equity securities and between 45% and 85% of its assets to fixed income securities and investments that provide exposure to fixed income securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. Under normal market conditions, the Fund is expected to allocate approximately 35% of its assets to equity securities and investments that provide exposure to equity securities and 65% of its assets to fixed income securities and investments that provide exposure to fixed income securities, including cash equivalents. For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation. Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term. The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.
The Fund may invest in Underlying Funds that use derivatives to earn income and enhance returns, to manage or adjust their risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
The Fund may obtain investment exposure to commodity-related investments by investing in a wholly-owned subsidiary organized as a Delaware limited liability company that will make commodity-related investments (the “Subsidiary” or “Delaware Subsidiary”).
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund is expected to allocate between 15% and 55% of its assets to equity securities and investments that provide exposure to equity securities and between 45% and 85% of its assets to fixed income securities and investments that provide exposure to fixed income securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. Under normal market conditions, the Fund is expected to allocate approximately 35% of its assets to equity securities and investments that provide exposure to equity securities and 65% of its assets to fixed income securities and investments that provide exposure to fixed income securities, including cash equivalents.
GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), domestic and international fixed income securities, exchange-traded funds (“ETFs”), mutual funds and cash equivalent money market securities. The Fund’s allocation to individual securities may range from 0% to 90% of the Fund’s assets.
The asset classes in which the Fund may invest include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage- backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds
(sometimes referred to as “junk bonds”), including emerging market debt. The Fund may invest in debt obligations of any maturity. A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.
The Fund may allocate assets to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis.
The Fund may invest in investment companies (collectively, referred to herein as “Underlying Funds”) when AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds would provide the Fund with an efficient means of creating exposure to a broad range of securities. The Fund’s allocation to Underlying Funds may range from 10% to 100% of the Fund’s assets. The Fund may also invest in other exchange-traded products, such as exchange-traded notes (“ETNs”). The ETFs and ETNs in which the Fund invests may include inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively. By investing in the Fund, you will indirectly bear fees and expenses of Underlying Funds in which the Fund may invest in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies - equity and fixed income, market- neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, including tactical volatility managed asset allocation approaches developed by various research providers selected by the Advisor. The Advisor may utilize a combination of internal and external research constructing the Fund’s portfolio.
The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments. If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund may invest in investment companies (collectively, referred to herein as “Underlying Funds”) when AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds would provide the Fund with an efficient means of creating exposure to a broad range of securities. The Fund’s allocation to Underlying Funds may range from 10% to 100% of the Fund’s assets.
GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”) and closed-end funds (including unlisted interval funds). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs and closed-end funds (including unlisted interval funds). The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).
The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.
In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income, equity-oriented investments and a mix of diversified alternative investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.
The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns. The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or engage in significant use of derivatives as part of their investment strategies. The alternative strategies used by Underlying Funds may include, among others, long/short strategies – equity and fixed income, market-neutral strategies, absolute return/global macro strategies, and risk premium strategies, including market risk transfer strategies, alternative (marketplace) lending, merger arbitrage strategies and real estate, reinsurance and commodity-linked derivatives. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets or asset classes, including real estate and commodities, which may include both traditional commodities such as precious metals and agricultural products, along with digital assets such as bitcoin.
The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, bank loans, mortgage-related securities and asset-backed securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.
The Fund may obtain investment exposure to commodity-related investments by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary” or “Cayman Subsidiary”).
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or engage in significant use of derivatives as part of their investment strategies.
GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).
The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities and real estate investment trusts (“REITs”). As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents. The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds. The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions. As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.
The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.
Under normal circumstances, the Fund will be expected to allocate between 40% and 80% of its assets to equity securities and investments that provide exposure to equity securities and between 20% to 60% of its assets to fixed income securities and investments that provide exposure to fixed income securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. Under normal market conditions, the Fund will be expected to allocate approximately 60% of its assets to equity securities and investments that provide exposure to equity securities and 40% of its assets to fixed income securities and investments that provide exposure to fixed income securities, including cash equivalents.
The Fund’s fixed income allocation may include, but is not limited to, investments made directly or indirectly via the Underlying Funds in debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt obligations. The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt. It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.
The Fund may invest, directly or indirectly, in domestic and international equities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund’s equity allocation may include investments made directly or indirectly via the Underlying Funds in both small- and large-capitalization companies and both growth and value stocks. The Fund’s equity allocation may also include equity securities from emerging international markets, and both domestic and international real estate securities.
The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will be expected to allocate between 40% and 80% of its assets to equity securities and investments that provide exposure to equity securities and between 20% to 60% of its assets to fixed income securities and investments that provide exposure to fixed income securities. Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. Under normal market conditions, the Fund will be expected to allocate approximately 60% of its assets to equity securities and investments that provide exposure to equity securities and 40% of its assets to fixed income securities and investments that provide exposure to fixed income securities, including cash equivalents.
GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).
The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the
Fund’s portfolio. The research providers’ volatility-managed and income-focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.
In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and cash equivalent money market securities.
The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt obligations, higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.
The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.
The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns. The Fund’s alternative strategies may also include diversified risk premium strategies, including market risk transfer strategies, alternative (marketplace) lending and real estate, reinsurance and commodity-linked derivatives, including, but not limited to, commodity futures contracts, and exposure to certain asset classes, including digital assets such as bitcoin.
The Fund’s asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.
The Fund may invest in Underlying Funds that use derivatives for risk management purposes or engage in significant use of derivatives as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund may invest in Underlying Funds that use derivatives for risk management purposes or engage in significant use of derivatives as part of their investment strategies.
GuidePath(R) Managed Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund seeks exposure to various asset classes, which may vary significantly over time but is generally expected to include exposure to equity markets, bond markets, interest rates, commodities, and currencies. The sub-advisor uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. The sub-advisor believes that asset prices may show persistent trading behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets.
Although the Fund seeks exposure across a variety of asset classes, it may emphasize one or two of the asset classes or a limited number of exposures within an asset class. There are no geographic limits on the asset class exposures and there is great flexibility in looking for investments around the globe, including in emerging markets. The Fund may have both “short” and “long”’ exposures within an asset class based upon potential opportunities. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price.
The Fund expects to pursue its investment strategies by making extensive use of a variety of derivative instruments, including futures contracts, forward currency contracts and swaps. A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security, currency or commodity, at a specified price at a specified later date. A forward currency contract involves an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years.
The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) through which the Fund can participate in the performance of one or more asset classes.
In connection with the Fund’s managed futures strategy, the Fund’s portfolio may be concentrated in the financial services industry, which means the Fund may invest more than 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry. A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for certain of the Fund’s derivatives positions.
As a result of the Fund’s use of derivatives, the Fund may have highly leveraged exposure to one or more asset classes at times. The Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund, on average, could hold instruments that provide three to four times the net return (positive or negative) of an unleveraged investment in the equities, bonds, interest rates, commodities, or currencies underlying such instruments. When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year). The Advisor expects the Fund’s net asset value over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The Fund lends its portfolio securities to seek to generate additional income.
Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary” or “Cayman Subsidiary”). Through the Subsidiary, the Fund may invest in “commodity-linked” or “commodity index-linked” investments such as commodity futures contracts and commodity swap agreements.

Strategy Portfolio Concentration [Text]	In connection with the Fund’s managed futures strategy, the Fund’s portfolio may be concentrated in the financial services industry, which means the Fund may invest more than 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.